ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Operating activities:
Net loss	¥ (20,776)	$ (2,847)	¥ (353,433)	¥ (376,069)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Other non-current liabilities	3,715	509	5,245	(1,537)
Net cash (used in) provided by operating activities	263,016	36,033	(447,244)	(23,152)
Investing activities:
Purchase of short-term investments	(460,000)	(63,020)	(914,326)	(1,268,925)
Proceeds from sale or maturity of short-term investments	511,217	70,036	1,074,246	1,254,463
Net cash (used in) provided by investing activities	37,376	5,120	151,743	(47,173)
Financing activities:
Proceeds from ordinary shareholders	14	2	223	274
Net cash provided by (used in) financing activities	(406,236)	(55,654)	205,978	22,735
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	628	86	(3,720)	3,709
Net decrease in cash and cash equivalents, and restricted cash	(105,216)	(14,415)	(93,243)	(43,881)
Cash and cash equivalents, and restricted cash at the beginning of the year	623,548	85,426	716,791	760,672
Cash and cash equivalents, and restricted cash at the end of the year	518,332	71,011	623,548	716,791
Parent
Operating activities:
Net loss	(64,743)	(8,870)	(392,693)	(416,878)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Share of loss of subsidiaries and former VIE	67,897	9,302	378,708	401,262
Other current liabilities	(9,682)	(1,326)	5,007	5,870
Other non-current liabilities				(1,537)
Net cash (used in) provided by operating activities	(6,528)	(894)	(8,978)	(11,283)
Investing activities:
Purchase of short-term investments				(18,925)
Proceeds from sale or maturity of short-term investments			57,434
Net cash (used in) provided by investing activities			57,434	(18,925)
Financing activities:
Proceeds from ordinary shareholders	14	2	223	274
Proceeds from loan from subsidiaries			167,414	19,010
Payment for loan from subsidiaries	(102,683)	(14,068)	(54,229)
Net cash provided by (used in) financing activities	(102,669)	(14,066)	113,408	19,284
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	341	47	205	2,854
Net decrease in cash and cash equivalents, and restricted cash	(108,856)	(14,913)	162,069	(8,070)
Cash and cash equivalents, and restricted cash at the beginning of the year	166,942	22,871	4,873	12,943
Cash and cash equivalents, and restricted cash at the end of the year	¥ 58,086	$ 7,958	¥ 166,942	¥ 4,873